Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents
Cash, cash equivalents and restricted cash as of December 31, 2023 and December 31, 2022 are as follows (in thousands):

	December 31,	December 31,
	2023	2022
Cash and cash equivalents	$100,331	$122,715
Restricted cash, current and non-current	25,462	36,305

Cash, cash equivalents and restricted cash	$125,793	$159,020